SEGMENTAL ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of entity's operating segments [text block] [Abstract]
Disclosure of Operating Segments [Text Block]
	Retail £m	Commercial Banking £m	Insurance and Wealth £m	Other £m	Underlying basis total £m
Year ended 31 December 2018
Net interest income	9,066	3,004	123	521	12,714
Other income, net of insurance claims	2,171	1,653	1,865	321	6,010
Total underlying income, net of insurance claims	11,237	4,657	1,988	842	18,724
Operating lease depreciation[1]	(921)	(35)	–	–	(956)
Net income	10,316	4,622	1,988	842	17,768
Operating costs	(4,915)	(2,167)	(1,021)	(62)	(8,165)
Remediation	(267)	(203)	(39)	(91)	(600)
Total costs	(5,182)	(2,370)	(1,060)	(153)	(8,765)
Impairment (charge) credit	(862)	(92)	(1)	18	(937)
Underlying profit	4,272	2,160	927	707	8,066
External income	13,097	4,876	1,895	(1,144)	18,724
Inter-segment income	(1,860)	(219)	93	1,986	–
Segment underlying income, net of insurance claims	11,237	4,657	1,988	842	18,724
Segment external assets	349,719	164,897	140,487	142,495	797,598
Segment customer deposits	252,808	148,633	14,063	2,562	418,066
Segment external liabilities	260,378	191,071	147,673	148,277	747,399
Analysis of segment underlying other income, net of insurance claims:
Current accounts	503	142	5	–	650
Credit and debit card fees	988	4	1	–	993
Commercial banking and treasury fees	–	305	–	–	305
Unit trust and insurance broking	13	–	208	–	221
Private banking and asset management	–	5	92	–	97
Factoring	–	83	–	–	83
Other fees and commissions	52	253	163	31	499
Fees and commissions receivable	1,556	792	469	31	2,848
Fees and commissions payable	(855)	(57)	(418)	(56)	(1,386)
Net fee and commission income	701	735	51	(25)	1,462
Operating lease rental income	1,305	38	–	–	1,343
Rental income from investment properties	–	–	197	–	197
Gains less losses on disposal of financial assets at fair value through
other comprehensive income	–	–	–	275	275
Lease termination income	–	7	–	–	7
Net trading income, excluding insurance	71	766	–	227	1,064
Insurance and other, net of insurance claims	247	358	2,146	(1,089)	1,662
Other external income, net of insurance claims	1,623	1,169	2,343	(587)	4,548
Inter-segment other income	(153)	(251)	(529)	933	–
Segment other income, net of insurance claims	2,171	1,653	1,865	321	6,010
Other segment items reflected in
income statement above:
Depreciation and amortisation	1,573	278	154	400	2,405
Decrease in value of in-force business	–	–	(55)	–	(55)
Defined benefit scheme charges	121	48	20	216	405
Other segment items:
Additions to fixed assets	2,092	208	223	991	3,514
Investments in joint ventures and associates at end of year	4	6	–	81	91
	Retail £m	Commercial Banking £m	Insurance and Wealth £m	Other £m	Underlying basis total £m
Year ended 31 December 2017[1]
Net interest income	8,706	3,030	133	451	12,320
Other income, net of insurance claims	2,221	1,798	1,846	340	6,205
Total underlying income, net of insurance claims	10,927	4,828	1,979	791	18,525
Operating lease depreciation[2]	(947)	(105)	–	(1)	(1,053)
Net income	9,980	4,723	1,979	790	17,472
Operating costs	(4,866)	(2,230)	(1,040)	(48)	(8,184)
Remediation	(633)	(173)	(40)	(19)	(865)
Total costs	(5,499)	(2,403)	(1,080)	(67)	(9,049)
Impairment (charge) credit	(711)	(89)	–	5	(795)
Underlying profit	3,770	2,231	899	728	7,628
External income	12,682	3,176	1,883	784	18,525
Inter-segment income	(1,755)	1,652	96	7	–
Segment underlying income, net of insurance claims	10,927	4,828	1,979	791	18,525
Segment external assets	350,219	177,808	151,986	132,096	812,109
Segment customer deposits	253,127	148,313	13,770	2,914	418,124
Segment external liabilities	258,612	224,577	157,824	121,953	762,966
Analysis of segment underlying other income, net of insurance claims:
Current accounts	572	135	5	–	712
Credit and debit card fees	948	4	1	–	953
Commercial banking and treasury fees	–	321	–	–	321
Unit trust and insurance broking	10	–	214	–	224
Private banking and asset management	–	5	93	–	98
Factoring	–	91	–	–	91
Other fees and commissions	95	273	184	14	566
Fees and commissions receivable	1,625	829	497	14	2,965
Fees and commissions payable	(873)	(50)	(380)	(79)	(1,382)
Net fee and commission income	752	779	117	(65)	1,583
Operating lease rental income	1,281	63	–	–	1,344
Rental income from investment properties	–	1	212	–	213
Gains less losses on disposal of available-for-sale financial assets	–	29	(3)	420	446
Lease termination income	–	74	–	–	74
Trading income	26	490	–	(98)	418
Insurance and other, net of insurance claims	6	27	2,223	(129)	2,127
Other external income, net of insurance claims	1,313	684	2,432	193	4,622
Inter-segment other income	156	335	(703)	212	–
Segment other income, net of insurance claims	2,221	1,798	1,846	340	6,205
Other segment items reflected in income statement above:
Depreciation and amortisation	1,547	322	197	304	2,370
Increase in value of in-force business	–	–	(165)	–	(165)
Defined benefit scheme charges	149	52	25	133	359
Other segment items:
Additions to fixed assets	2,431	130	274	820	3,655
Investments in joint ventures and associates at end of year	12	6	–	47	65
	Retail £m	Commercial Banking £m	Insurance and Wealth £m	Other £m	Underlying basis total £m
Year ended 31 December 2016[1]
Net interest income	8,074	2,863	80	418	11,435
Other income, net of insurance claims	2,165	1,875	1,878	86	6,004
Total underlying income, net of insurance claims	10,239	4,738	1,958	504	17,439
Operating lease depreciation[2]	(777)	(118)	–	–	(895)
Net income	9,462	4,620	1,958	504	16,544
Operating costs	(4,761)	(2,215)	(1,046)	(71)	(8,093)
Remediation	(750)	(148)	(103)	(23)	(1,024)
Total costs	(5,511)	(2,363)	(1,149)	(94)	(9,117)
Impairment (charge) credit	(648)	(11)	–	14	(645)
Underlying profit	3,303	2,246	809	424	6,782
External income	12,243	3,656	1,373	167	17,439
Inter-segment income	(2,004)	1,082	585	337	–
Segment underlying income, net of insurance claims	10,239	4,738	1,958	504	17,439
Segment external assets	340,253	193,054	154,782	129,704	817,793
Segment customer deposits	256,453	142,439	13,798	2,770	415,460
Segment external liabilities	265,128	231,450	160,815	111,935	769,328
Analysis of segment underlying other income, net of insurance claims:
Current accounts	614	131	7	–	752
Credit and debit card fees	854	4	1	16	875
Commercial banking and treasury fees	–	303	–	–	303
Unit trust and insurance broking	–	–	244	–	244
Private banking and asset management	–	5	94	–	99
Factoring	–	112	–	–	112
Other fees and commissions	125	237	292	6	660
Fees and commissions receivable	1,593	792	638	22	3,045
Fees and commissions payable	(783)	(54)	(424)	(95)	(1,356)
Net fee and commission income	810	738	214	(73)	1,689
Operating lease rental income	1,142	83	–	–	1,225
Rental income from investment properties	–	2	227	–	229
Gains less losses on disposal of available-for-sale financial assets	–	17	(2)	76	91
Lease termination income	–	1	–	–	1
Trading income	46	1,937	–	(570)	1,413
Insurance and other, net of insurance claims	(2)	(627)	1,613	372	1,356
Other external income, net of insurance claims	1,186	1,413	1,838	(122)	4,315
Inter-segment other income	169	(276)	(174)	281	–
Segment other income, net of insurance claims	2,165	1,875	1,878	86	6,004
Other segment items reflected in income statement above:
Depreciation and amortisation	1,345	326	169	540	2,380
Decrease in value of in-force business	–	–	472	–	472
Defined benefit scheme charges	141	51	31	64	287
Other segment items:
Additions to fixed assets	2,362	145	481	772	3,760
Investments in joint ventures and associates at end of year	9	28	–	22	59
1	Net of profits on disposal of operating lease assets of £60 million.
1	Restated see page F-22.

2	Net of profits on disposal of operating lease assets of £32 million.
1	Restated – see page F-22.

2	Net of profits on disposal of operating lease assets of £58 million.

Disclosure of reconciliation of underlying basis to statutory results [text block]	The underlying basis is the basis on which financial information is presented to the chief operating decision maker which excludes certain items included in the statutory results. The table below reconciles the statutory results to the underlying basis.

		Removal of:
	Lloyds Banking Group statutory £m	Volatility and other items[1] £m	Insurance gross up2 £m	PPI £m	Underlying basis £m
Year ended 31 December 2018
Net interest income	13,396	152	(834)	–	12,714
Other income, net of insurance claims	5,230	107	673	–	6,010
Total income, net of insurance claims	18,626	259	(161)	–	18,724
Operating lease depreciation[3]		(956)	–	–	(956)
Net income	18,626	(697)	(161)	–	17,768
Operating expenses	(11,729)	2,053	161	750	(8,765)
Impairment	(937)	–	–	–	(937)
Profit before tax	5,960	1,356	–	750	8,066

		Removal of:
	Lloyds Banking Group statutory £m	Volatility and other items[4] £m	Insurance gross up2 £m	PPI £m	Underlying basis £m
Year ended 31 December 2017
Net interest income	10,912	228	1,180	–	12,320
Other income, net of insurance claims	7,747	(186)	(1,356)	–	6,205
Total income, net of insurance claims	18,659	42	(176)	–	18,525
Operating lease depreciation[3]		(1,053)	–	–	(1,053)
Net income	18,659	(1,011)	(176)	–	17,472
Operating expenses	(12,346)	1,821	176	1,300	(9,049)
Impairment	(688)	(107)	–	–	(795)
Profit before tax	5,625	703	–	1,300	7,628

		Removal of:
	Lloyds Banking Group statutory £m	Volatility and other items[5] £m	Insurance gross up2 £m	PPI £m	Underlying basis £m
Year ended 31 December 2016
Net interest income	9,274	263	1,898	–	11,435
Other income, net of insurance claims	7,993	121	(2,110)	–	6,004
Total income, net of insurance claims	17,267	384	(212)	–	17,439
Operating lease depreciation[3]		(895)	–	–	(895)
Net income	17,267	(511)	(212)	–	16,544
Operating expenses	(12,627)	1,948	212	1,350	(9,117)
Impairment	(752)	107	–	–	(645)
Profit before tax	3,888	1,544	–	1,350	6,782
1	In the year ended 31 December 2018 this comprises the effects of asset sales (loss of £145 million); volatility and other items (gains of £95 million); the amortisation of purchased intangibles (£108 million); restructuring (£879 million, comprising severance related costs, the rationalisation of the non-branch property portfolio, the work on implementing the ring-fencing requirements and the integration of MBNA and Zurich’s UK workplace pensions and savings business); and the fair value unwind and other items (losses of £319 million).

2	The Group’s insurance businesses’ income statements include income and expenditure which are attributable to the policyholders of the Group’s long-term assurance funds. These items have no impact in total upon the profit attributable to equity shareholders and, in order to provide a clearer representation of the underlying trends within the business, these items are shown net within the underlying results.

3	Net of profits on disposal of operating lease assets of £60 million (2017: £32 million; 2016: £58 million).

4	Comprises the effects of asset sales (gain of £30 million); volatile items (gain of £263 million); liability management (loss of £14 million); the amortisation of purchased intangibles (£91 million); restructuring costs (£621 million, principally comprising costs relating to the Simplification programme; the rationalisation of the non-branch property portfolio, the work on implementing the ring-fencing requirements and the integration of MBNA); and the fair value unwind and other items (loss of £270 million).

5	Comprises the write-off of the Enhanced Capital Note embedded derivative and premium paid on redemption of the remaining notes (loss of £790 million); the effects of asset sales (gain of £217 million); volatile items (gain of £99 million); liability management (gain of £123 million); the amortisation of purchased intangibles (£340 million); restructuring costs (£622 million, principally comprising the severance related costs related to phase II of the Simplification programme); and the fair value unwind and other items (loss of £231 million).